Note 27	12 Months Ended
Dec. 31, 2024
Share premium [Abstract]
Disclosure of Share Premium [Text Block]	Share premium
As of December 31, 2024, the balance under this heading in the consolidated balance sheets was €19,184 million. As of December 31, 2023 and 2022, the balance under this heading was €19,769 million and €20,856 million, respectively (see Note 4).
The amended Spanish Corporation Act expressly permits the use of the share premium balance to increase capital and establishes no specific restrictions as to its use (see Note 26).